Business Segments (Tables)	12 Months Ended
Dec. 31, 2011
Business Segments [Abstract]
Income (Loss) from continuing operations before income taxes ("Pre-tax earnings") and total assets by segment

	Market Making	Institutional Sales and Trading	Electronic Execution Services	Corporate and Other	Consolidated Total
For the year ended December 31, 2011:
Revenues	$704.5	$511.5	$167.9	$20.6	$1,404.5
Pre-tax earnings (1)	256.1	(44.4)	49.5	(74.1)	187.1
Total assets (3)	2,102.3	3,091.9	280.7	1,676.5	7,151.4

For the year ended December 31, 2010:
Revenues (4)	$549.1	$457.6	$138.2	$4.1	$1,149.1
Pre-tax earnings (2)	209.9	(19.5)	37.4	(77.9)	150.0
Total assets (3)	1,774.5	1,117.9	304.6	1,469.5	4,666.5

For the year ended December 31, 2009:
Revenues	$558.3	$495.6	$102.0	$6.6	$1,162.4
Pre-tax earnings (1)	197.8	64.4	18.4	(47.9)	232.8
Total assets (3)	1,265.4	437.1	289.1	1,008.3	3,000.0

Totals may not add due to roundings.

(1)	- Included in Pre-tax earnings for the year ended December 31, 2011 is a Restructuring charge of $28.6 million which includes $0.5 million for Market Making, $23.9 million for Institutional Sales and Trading, $0.4 million for Electronic Execution Services, and $3.8 million for Corporate and Other.
(2)	- Included in Pre-tax earnings for the year ended December 31, 2010 is a Restructuring charge of $16.7 million which includes $1.6 million for Market Making, $14.3 million for Institutional Sales and Trading, $0.1 million for Electronic Execution Services, and $0.7 million for Corporate and Other.
(3)	- Total assets do not include Assets within discontinued operations of $1.3 million, $3.7 million and $14.0 million at December 31, 2011, 2010 and 2009, respectively.
(4)	- Included in Institutional Sales and Trading revenues for the year ended 2010 are fees of $2.9 million resulting from the Company acting as joint lead manager in its Note offering (see Footnote 9 "Long-Term Debt"). An offsetting elimination was included in Corporate and Other revenues to eliminate this fee for consolidation purposes.

Revenues by geographic area

	U.S.	International	Consolidated Total
For the year ended December 31, 2011:
Revenues	$1,264.9	$139.6	$1,404.5

For the year ended December 31, 2010:
Revenues	$1,019.7	$129.3	$1,149.1

For the year ended December 31, 2009:
Revenues	$1,052.1	$110.4	$1,162.4

Totals may not add due to roundings